RESTRUCTURING CHARGES (Summary of changes in company's restructuring liability) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
RESTRUCTURING CHARGES [Abstract]
Balance	$ 0
Restructuring charges (excluding share-based compensation expense)	21,459
Payments	(11,734)
Balance	$ 9,725